Form N-1A Supplement	Jun. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”)
Supplement dated June 30, 2025
to the Prospectus dated October 28, 2024
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
A.
The Trustees of the Bridge Builder Trust (the “Trust”) have approved an investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), Dodge & Cox, and the Trust, pursuant to which Dodge & Cox now serves as a sub‑adviser to an allocated portion of the Core Plus Bond Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The sixth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Core Plus Bond Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub‑adviser. The Adviser allocates Fund assets to the following Sub‑advisers: BlackRock Investment Management, LLC (“BlackRock”), Dodge & Cox, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Metropolitan West Asset Management, LLC (“MetWest”), and Pacific Investment Management Company LLC (“PIMCO”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
2.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Core Plus Bond Fund”:
Dodge & Cox’s Principal Investment Strategies
Dodge & Cox’s investment strategy is built on four integrated pillars: rigorous fundamental analysis, a long-term investment horizon, a focus on valuation, and downside risk analysis. Dodge & Cox aims to construct a portfolio with attractive total return characteristics across various economic and market environments. Through a team-based decision-making process, Dodge & Cox seeks to create a portfolio with durable incremental yield, attractive relative return prospects, liquidity, high average quality, and diversification. Dodge & Cox seeks value in higher-yielding market segments like lower-rated investment-grade credit, below investment-grade securities and crossover credits (i.e., bonds rated between investment grade and high yield), and structured products (MBS and ABS). Detailed fundamental research is the primary risk mitigant at the security and/or issuer level, and a variety of qualitative and quantitative tools are used to monitor portfolio-level risk and highlight unintended exposures.

Bridge Builder Core Plus Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”)
Supplement dated June 30, 2025
to the Prospectus dated October 28, 2024
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
A.
The Trustees of the Bridge Builder Trust (the “Trust”) have approved an investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), Dodge & Cox, and the Trust, pursuant to which Dodge & Cox now serves as a sub‑adviser to an allocated portion of the Core Plus Bond Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The sixth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Core Plus Bond Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub‑adviser. The Adviser allocates Fund assets to the following Sub‑advisers: BlackRock Investment Management, LLC (“BlackRock”), Dodge & Cox, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Metropolitan West Asset Management, LLC (“MetWest”), and Pacific Investment Management Company LLC (“PIMCO”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
2.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Core Plus Bond Fund”:
Dodge & Cox’s Principal Investment Strategies
Dodge & Cox’s investment strategy is built on four integrated pillars: rigorous fundamental analysis, a long-term investment horizon, a focus on valuation, and downside risk analysis. Dodge & Cox aims to construct a portfolio with attractive total return characteristics across various economic and market environments. Through a team-based decision-making process, Dodge & Cox seeks to create a portfolio with durable incremental yield, attractive relative return prospects, liquidity, high average quality, and diversification. Dodge & Cox seeks value in higher-yielding market segments like lower-rated investment-grade credit, below investment-grade securities and crossover credits (i.e., bonds rated between investment grade and high yield), and structured products (MBS and ABS). Detailed fundamental research is the primary risk mitigant at the security and/or issuer level, and a variety of qualitative and quantitative tools are used to monitor portfolio-level risk and highlight unintended exposures.